Accounts Receivable and Related Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts and Other Receivables [Line Items]
Accounts receivable	$ 59,560	$ 42,151
Allowance for doubtful accounts	(15,019)	(12,122)
Accounts receivable, net	44,541	30,029
Movement in allowance for doubtful accounts:
Balance at beginning of year	12,122	9,217	7,277
Additional provision charged to expenses	13,437	12,339	16,368
Write-offs	(10,953)	(9,460)	(14,795)
Foreign currency translation adjustments	413	26	367
Balance at end of year	$ 15,019	$ 12,122	$ 9,217